Revenue from Contracts with Customers - Summary of Contract Balances (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Transaction prices allocated to the remaining performance obligation	¥ 149.0
Transaction prices expected to be realised	Three years
Contract performance obligations description	According to the business customary practice, the remaining performance obligations (unfulfilled maintenance service) at the year end is expected to be satisfied within 1-3years.